[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

May 31, 2001

Merrill Lynch
Premier Growth
Fund, Inc.

www.mlim.ml.com

                     MERRILL LYNCH PREMIER GROWTH FUND, INC.

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
James D. McCall, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Portfolio Information
As of May 31, 2001

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Harley-Davidson, Inc. ................................................      4.0%
Sonus Networks, Inc. .................................................      3.7
Comverse Technology, Inc. ............................................      3.5
Protein Design Labs, Inc. ............................................      3.4
Enzon, Inc. ..........................................................      3.2
VERITAS Software Corporation .........................................      3.2
BEA Systems, Inc. ....................................................      3.2
Waters Corporation ...................................................      3.2
IDEC Pharmaceuticals Corporation .....................................      3.1
Amdocs Limited .......................................................      2.8
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Software .............................................................     14.8%
Biotechnology ........................................................     14.2
Telecommunications Equipment .........................................     10.1
Miscellaneous ........................................................      5.5
Communications Equipment .............................................      5.5
Pharmaceuticals ......................................................      4.9
Health Care Equipment & Supplies .....................................      4.3
Automobiles ..........................................................      4.0
Internet Software & Services .........................................      3.3
Electronic Equipment & Instruments ...................................      3.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Geographic Allocation+                                                Net Assets
--------------------------------------------------------------------------------
United States ........................................................     89.3%
Singapore ............................................................      1.9
Canada ...............................................................      1.2
Israel ...............................................................      0.8
--------------------------------------------------------------------------------

+  Total may not equal 100%.

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Merrill Lynch Premier Growth Fund, Inc. The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in a portfolio of common stocks of mid- and large-capitalization companies that we believe have strong earnings growth and capital appreciation potential.

Investment Environment

The uncertainty that accompanies an economic slowdown continues to be the driving force behind the recent down leg in the current investment cycle. In our November 30, 2000 report to shareholders, we were three months into another down leg of a bear market cycle that continued through the first week of April 2001. Negative investor sentiment continued to worsen as a slowing economy took its toll on corporate profit growth. Company managements were forced to communicate to investors a cautious stance on near-term growth because of lack of revenue and earnings visibility, which reinforced negative sentiment.

In an effort to stimulate economic growth, the Federal Reserve Board took unprecedented action to reduce short-term interest rates in larger increments and more frequently than any other time in history. Nonetheless, these actions failed to meaningfully change the prevailing negative investor sentiment, particularly with respect to growth stocks. During the six-month period ended May 31, 2001, we were encouraged that investors were reacting less harshly to negative corporate announcements. After five substantial interest rate cuts by the Federal Reserve Board and a meaningful tax cut on the horizon, we believe an economic rebound is likely later in 2001.

The overall tone of corporate earnings reports for the March quarter of 2001 suggested a broad-based slowdown in sales and earnings during the first half of 2001 and a subsequent pickup in growth during the second half. Following earnings announcements, corporate executives outlined plans to reduce expenses, retrench operations and divest non-core businesses. Many analysts viewed these actions as necessary to force companies to refocus on those businesses or products generating strong earnings. While these actions probably occur in normal business cycles, given the negative sentiment, investors chose to shift their attention to the present value of corporate earnings rather than future growth opportunities. As a result, investors tended to gravitate to more defensive/slower growth and value-oriented companies.

Although the Federal Reserve Board lowered short-term interest rates three times, or 150 basis points (1.50%) by March 31, 2001, the period still turned out to be one of the worst three-month periods for equities in the history of investing. While a reduction in interest rates by the Federal Reserve Board is generally expected to take six months to nine months for increased liquidity to take effect on the US economy, the forward looking equity markets normally show a favorable response more quickly. However, in this instance, equities traded down dramatically after two of the three interest rate reductions because investors feared the Federal Reserve Board had waited too long to act. Fortunately, two more 50 basis point interest rate reductions in April and May, 2001 seemed to bring investors back into the fold.

As the market begins to refocus on forward corporate profit growth in a more stable economic environment, we expect that investors will once again regain the confidence to invest in companies with sustainable, well-above-average growth rates.

Portfolio Matters

For the six-month period ended May 31, 2001, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -28.99%, -29.23%, -29.23% and -29.04%. These results compare to a return of -18.66% for the NASDAQ Composite Index for the same period. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Our substantial underperformance during the six-month period ended May 31, 2001 is admittedly disturbing, but, as noted in the prospectus, the equities held by the Fund are particularly sensitive to changes in earnings or interest rates. We comfortably outperformed the NASDAQ Composite Index for the six months ended November 30, 2000, as investors in the early stages of the economic slowdown sold lesser-quality growth companies and gravitated to those growth companies perceived to have unassailable fundamental strengths that would carry them through the macroeconomic storm. The Fund performed relatively well during this period because these are the type of growth companies we strive to own. Unfortunately, as the bear market extended longer than bear markets in the recent past, investors began to "throw in the towel" even on the best growth companies. We responded by reducing our exposure to larger companies with many customers and broad product lines because we perceived a greater vulnerability to a slowing economy. Examples included Nortel Networks Corp., Corning Incorporated and Network Appliance. We replaced these investments with somewhat smaller companies such as L-3 Communications Holdings Inc., Ivax Corporation and Netegrity, Inc., which address more niche-like markets with secular growth dynamics unlikely to be greatly affected by macroeconomic trends. The stocks we sold continued to decline dramatically. Unfortunately, the stocks we replaced them with also declined (though not as severely) because of the investor attitudes described above.

Toward the end of the first half of the Fund's current fiscal year, we were encouraged by the observation that companies in our high-growth universe were starting to provide anecdotal news that was consistently positive. This is a dramatic reversal from six months ago when anecdotal news was universally negative. This significant trend change gives us encouragement that the Fund's relative outperformance from the recent NASDAQ market bottom on April 4 through the end of the fiscal year may be a sign of better times ahead.

We believe the Fund is well-positioned for an improvement in fundamentals and investor sentiment in the second half of 2001. We expect both of these key dynamics to start to show the positive effects of the Federal Reserve Board's five interest rate reductions, and the substantial tax cut/rebate that was passed by Congress. A rebounding economy should contribute to better financial results, which should lead to a positive sentiment and a subsequent price/earnings multiple expansion. While slower in absolute terms than in previous periods, our investments continued to deliver strong growth metrics for the last three months of the period. These strong positive growth characteristics continued despite a quarter where the average Standard & Poor's 500 Index company's growth moved from slightly positive in the prior period to significantly negative in the latest period. Our companies' relative growth outperformance remains intact, and we expect the best fundamentally positioned growth companies to lead in any sustained market rebound.

In Conclusion

We greatly appreciate your investment in Merrill Lynch Premier Growth Fund, Inc. We continue to have very high confidence in our investment process as a long-term strategy, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ James D. McCall

James D. McCall
Senior Vice President and
Portfolio Manager

July 10, 2001


                                     2 & 3

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                  6 Month       12 Month     Since Inception
As of May 31, 2001                             Total Return   Total Return    Total Return
============================================================================================
ML Premier Growth Fund, Inc. Class A Shares*      -28.99%        -37.63%         -56.40%
--------------------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class B Shares*      -29.23         -38.16          -56.90
--------------------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class C Shares*      -29.23         -38.16          -56.90
--------------------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class D Shares*      -29.04         -37.77          -56.50
--------------------------------------------------------------------------------------------
Standard & Poor's/Barra Growth Index**            -13.73         -25.97          -32.50
============================================================================================

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 3/03/00.
** An unmanaged capitalization-weighted Index comprised of all the stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios. Since inception total return is from 3/31/00.

Average Annual Total Return

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/01                            -60.07%           -62.16%
--------------------------------------------------------------------------------
Inception (3/03/00) through 3/31/01               -61.58            -63.46
--------------------------------------------------------------------------------
 *  Maximum sales charge is 5.25%.
**  Assuming maximum sales charge.

                                                    % Return         % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/01                              -60.51%           -62.09%
--------------------------------------------------------------------------------
Inception (3/03/00) through 3/31/01                 -61.98            -63.04
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**  Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                    % Return         % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/01                              -60.51%           -62.09%
--------------------------------------------------------------------------------
Inception (3/03/00) through 3/31/01                 -61.98            -63.04
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**  Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 3/31/01                            -60.18%           -62.27%
--------------------------------------------------------------------------------
Inception (3/03/00) through 3/31/01               -61.68            -63.55
--------------------------------------------------------------------------------
 *  Maximum sales charge is 5.25%.
**  Assuming maximum sales charge.


                                     4 & 5

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
PREMIER GROWTH
FUND, INC.     As of May 31, 2001
==================================================================================================================================
Assets:        Investment in Master Premier Growth Trust, at value (identified cost--$163,476,349)                   $ 131,046,524
               Prepaid registration fees .........................................................                         154,102
                                                                                                                     -------------
               Total assets ......................................................................                     131,200,626
                                                                                                                     -------------
==================================================================================================================================
Liabilities:   Payables:
                 Distributor .....................................................................   $     102,922
                 Administrator ...................................................................          25,209         128,131
                                                                                                     -------------
               Accrued expenses and other liabilities ............................................                         167,792
                                                                                                                     -------------
               Total liabilities .................................................................                         295,923
                                                                                                                     -------------
==================================================================================================================================
Net Assets:    Net assets ........................................................................                   $ 130,904,703
                                                                                                                     =============
==================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                   $      80,571
Consist of:    Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                       1,872,886
               Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                         745,965
               Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                         336,554
               Paid-in capital in excess of par ..................................................                     277,233,736
               Accumulated investment loss--net ..................................................                      (1,105,679)
               Accumulated realized capital losses on investments and foreign currency
                  transactions from the Trust--net ...............................................                    (115,829,505)
               Unrealized depreciation on investments from the Trust--net ........................                     (32,429,825)
                                                                                                                     -------------
               Net assets ........................................................................                   $ 130,904,703
                                                                                                                     =============
==================================================================================================================================
Net Asset      Class A--Based on net assets of $3,514,128 and 805,708 shares outstanding .........                   $        4.36
Value:                                                                                                               =============
               Class B--Based on net assets of $80,641,649 and 18,728,861 shares outstanding .....                   $        4.31
                                                                                                                     =============
               Class C--Based on net assets of $32,116,794 and 7,459,654 shares outstanding ......                   $        4.31
                                                                                                                     =============
               Class D--Based on net assets of $14,632,132 and 3,365,536 shares outstanding ......                   $        4.35
                                                                                                                     =============
==================================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
PREMIER GROWTH
FUND, INC.        For the Six Months Ended May 31, 2001
===================================================================================================================================
Investment        Investment income allocated from the Trust ........................................                  $    539,985
Income (Loss):    Expenses allocated from the Trust .................................................                      (561,970)
                                                                                                                       ------------
                  Net investment loss from the Trust ................................................                       (21,985)
                                                                                                                       ------------
===================================================================================================================================
Expenses:         Account maintenance and distribution fees--Class B ................................   $    478,471
                  Account maintenance and distribution fees--Class C ................................        199,655
                  Administration fee ................................................................        132,687
                  Transfer agent fees--Class B ......................................................         84,282
                  Registration fees .................................................................         40,675
                  Transfer agent fees--Class C ......................................................         36,363
                  Printing and shareholder reports ..................................................         35,616
                  Offering costs ....................................................................         22,274
                  Account maintenance fee--Class D ..................................................         21,385
                  Professional fees .................................................................         13,156
                  Transfer agent fees--Class D ......................................................         12,159
                  Transfer agent fees--Class A ......................................................          2,864
                  Accounting services ...............................................................            102
                  Other .............................................................................          4,005
                                                                                                        ------------
                  Total expenses ....................................................................                     1,083,694
                                                                                                                       ------------
                  Investment loss--net ..............................................................                    (1,105,679)
                                                                                                                       ------------
===================================================================================================================================
Realized &        Realized loss on investments from the Trust--net ..................................                   (72,002,427)
Unrealized Gain   Change in unrealized depreciation on investments from the Trust--net...............                    17,539,630
(Loss) from the                                                                                                        ------------
Trust--Net:       Net Decrease in Net Assets Resulting from Operations ..............................                  $(55,568,476)
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                   For the Six      For the Period
PREMIER GROWTH                                                                                  Months Ended     March 3, 2000+
FUND, INC.          Increase (Decrease) in Net Assets:                                          May 31, 2001    to Nov. 30, 2000
================================================================================================================================
Operations:         Investment loss--net ....................................................   $ (1,105,679)       $ (1,890,426)
                    Realized loss on investments and foreign currency transactions from
                       the Trust--net .......................................................    (72,002,427)        (43,833,293)
                    Change in unrealized depreciation on investments from the Trust--net ....     17,539,630         (49,969,455)
                                                                                                ------------        ------------
                    Net decrease in net assets resulting from operations ....................    (55,568,476)        (95,693,174)
                                                                                                ------------        ------------
================================================================================================================================
Capital Share       Net increase in net assets derived from capital share transactions ......      5,804,529         276,261,824
Transactions:                                                                                   ------------        ------------

================================================================================================================================
Net Assets:         Total increase (decrease) in net assets .................................    (49,763,947)        180,568,650
                    Beginning of period .....................................................    180,668,650             100,000
                                                                                                ------------        ------------
                    End of period* ..........................................................   $130,904,703        $180,668,650
                                                                                                ============        ============
================================================================================================================================
                   *Accumulated investment loss--net ........................................   $ (1,105,679)       $         --
                                                                                                ============        ============
================================================================================================================================

+  Commencement of operations.

   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                          Class A
                                                                                              ----------------------------------
                    The following per share data and ratios have been derived                  For the Six       For the Period
MERRILL LYNCH       from information provided in the financial statements.                    Months Ended        March 3, 2000+
PREMIER GROWTH                                                                                  May 31,          to November 30,
FUND, INC.          Increase (Decrease) in Net Asset Value:                                       2001                 2000
===============================================================================================================================
Per Share           Net asset value, beginning of period .................................    $      6.14           $     10.00
Operating                                                                                     -----------           -----------
Performance:        Investment loss--net .................................................           (.01)++++             (.01)
                    Realized and unrealized loss on investments and foreign currency
                       transactions from the Trust--net ..................................          (1.77)                (3.85)
                                                                                              -----------           -----------
                    Total from investment operations .....................................          (1.78)                (3.86)
                                                                                              -----------           -----------
                    Net asset value, end of period .......................................    $      4.36           $      6.14
                                                                                              ===========           ===========
===============================================================================================================================
Total Investment    Based on net asset value per share ...................................         (28.99%)+++           (38.60%)+++
Return:**                                                                                     ===========           ===========
===============================================================================================================================
Ratios to Average   Expenses++ ...........................................................           1.19%*                1.17%*
Net Assets:                                                                                   ===========           ===========
                    Investment loss--net .................................................           (.50%)*               (.29%)*
                                                                                              ===========           ===========
===============================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............................    $     3,514           $     4,431
Data:                                                                                         ===========           ===========
===============================================================================================================================

                                                                                                           Class B
                                                                                             ----------------------------------
                    The following per share data and ratios have been derived                For the Six        For the Period
                    from information provided in the financial statements.                   Months Ended        March 3, 2000+
                                                                                               May 31,          to November 30,
                    Increase (Decrease) in Net Asset Value:                                      2001                 2000
===============================================================================================================================
Per Share           Net asset value, beginning of period .................................   $      6.09           $     10.00
Operating                                                                                    -----------           -----------
Performance:        Investment loss--net .................................................          (.04)++++             (.07)
                    Realized and unrealized loss on investments and foreign currency
                       transactions from the Trust--net ..................................         (1.74)                (3.84)
                                                                                             -----------           -----------
                    Total from investment operations .....................................         (1.78)                (3.91)
                                                                                             -----------           -----------
                    Net asset value, end of period .......................................   $      4.31           $      6.09
                                                                                             ===========           ===========
==============================================================================================================================
Total Investment    Based on net asset value per share ...................................        (29.23%)+++           (39.10%)+++
Return:**                                                                                    ===========           ===========
==============================================================================================================================
Ratios to Average   Expenses++ ...........................................................          2.21%*                2.18%*
Net Assets:                                                                                  ===========           ===========
                    Investment loss--net .................................................         (1.52%)*              (1.31%)*
                                                                                             ===========           ===========
==============================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............................   $    80,642           $   110,319
Data:                                                                                        ===========           ===========
==============================================================================================================================

                                                                                                           Class C
                                                                                             ----------------------------------
                    The following per share data and ratios have been derived                 For the Six        For the Period
                    from information provided in the financial statements.                   Months Ended        March 3, 2000+
                                                                                               May 31,          to November 30,
                    Increase (Decrease) in Net Asset Value:                                      2001                 2000
===============================================================================================================================
Per Share           Net asset value, beginning of period .................................   $      6.09           $     10.00
Operating                                                                                    -----------           -----------
Performance:        Investment loss--net .................................................          (.04)++++             (.07)
                    Realized and unrealized loss on investments and foreign currency
                       transactions from the Trust--net ..................................         (1.74)                (3.84)
                                                                                             -----------           -----------
                    Total from investment operations .....................................         (1.78)                (3.91)
                                                                                             -----------           -----------
                    Net asset value, end of period .......................................   $      4.31           $      6.09
                                                                                             ===========           ===========
==============================================================================================================================
Total Investment    Based on net asset value per share ...................................        (29.23%)+++           (39.10%)+++
Return:**                                                                                    ===========           ===========
==============================================================================================================================
Ratios to Average   Expenses++ ...........................................................          2.21%*                2.19%*
Net Assets:                                                                                  ===========           ===========
                    Investment loss--net .................................................         (1.53%)*              (1.31%)*
                                                                                             ===========           ===========
==============================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............................   $    32,117           $    44,779
Data:                                                                                        ===========           ===========
==============================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Trust's allocated expenses. +++ Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                                     8 & 9

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                           Class D
                                                                                             ----------------------------------
                    The following per share data and ratios have been derived                 For the Six       For the Period
MERRILL LYNCH       from information provided in the financial statements.                   Months Ended        March 3, 2000+
PREMIER GROWTH                                                                                 May 31,          to November 30,
FUND, INC.          Increase (Decrease) in Net Asset Value:                                      2001                 2000
===============================================================================================================================
Per Share           Net asset value, beginning of period .................................   $      6.13            $     10.00
Operating                                                                                    -----------            -----------
Performance:        Investment loss--net .................................................          (.02)++++              (.03)
                    Realized and unrealized loss on investments and foreign currency
                       transactions from the Trust--net ..................................         (1.76)                 (3.84)
                                                                                             -----------            -----------
                    Total from investment operations .....................................         (1.78)                 (3.87)
                                                                                             -----------            -----------
                    Net asset value, end of period .......................................   $      4.35            $      6.13
                                                                                             ===========            ===========
===============================================================================================================================
Total Investment    Based on net asset value per share ...................................        (29.04%)+++            (38.70%)+++
Return:**                                                                                    ===========            ===========
===============================================================================================================================
Ratios to Average   Expenses++ ...........................................................          1.43%*                 1.41%*
Net Assets:                                                                                  ===========            ===========
                    Investment loss--net .................................................          (.73%)*                (.54%)*
                                                                                             ===========            ===========
===============================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............................   $    14,632            $    21,140
Data:                                                                                        ===========            ===========
===============================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Trust's allocated expenses. +++ Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH PREMIER GROWTH FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Premier Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Premier Growth Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at May 31, 2001 was 99.9%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


                                    10 & 11

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH PREMIER GROWTH FUND, INC.

The Trust has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Account     Distribution
                                                    Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class B ..................................               .25%           .75%
Class C ..................................               .25%           .75%
Class D ..................................               .25%            --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                                 FAMD     MLPF&S
--------------------------------------------------------------------------------
Class D ...............................................        $3,989    $70,173
--------------------------------------------------------------------------------

For the six months ended May 31, 2001, MLPF&S received contingent deferred sales charges of $101,622 and $30,556 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Trust for the six months ended May 31, 2001 were $18,237,843 and $13,542,187, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $5,804,529 and $276,261,824 for the six months ended May 31, 2001 and for the period March 3, 2000 to November 30, 2000, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended May 31, 2001                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................              510,539         $   2,655,795
Shares redeemed ....................             (426,453)           (2,308,885)
                                              -----------         -------------
Net increase .......................               84,086         $     346,910
                                              ===========         =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
March 3, 2000+ to November 30, 2000             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................              971,098         $   8,697,452
Shares redeemed ....................             (251,976)           (2,111,221)
                                              -----------         -------------
Net increase .......................              719,122         $   6,586,231
                                              ===========         =============
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended May 31, 2001                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................            4,035,808         $  22,625,771
Automatic conversion of shares .....              (70,869)             (350,576)
Shares redeemed ....................           (3,339,908)          (17,586,369)
                                              -----------         -------------
Net increase .......................              625,031         $   4,688,826
                                              ===========         =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Period                                         Dollar
March 3, 2000+ to November 30, 2000             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................           19,618,769         $ 181,963,608
Automatic conversion of shares .....             (100,925)             (867,432)
Shares redeemed ....................           (1,416,514)          (12,022,588)
                                              -----------         -------------
Net increase .......................           18,101,330         $ 169,073,588
                                              ===========         =============
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended May 31, 2001                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................            2,757,158         $  15,915,934
Shares redeemed ....................           (2,646,448)          (14,215,483)
                                              -----------         -------------
Net increase .......................              110,710         $   1,700,451
                                              ===========         =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Period                                         Dollar
March 3, 2000+ to November 30, 2000             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................            8,153,759         $  75,554,485
Shares redeemed ....................             (807,315)           (6,799,208)
                                              -----------         -------------
Net increase .......................            7,346,444         $  68,755,277
                                              ===========         =============
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended May 31, 2001                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................              972,528         $   5,409,249
Automatic conversion of shares .....               70,325               350,576
                                              -----------         -------------
Total issued .......................            1,042,853             5,759,825
Shares redeemed ....................           (1,126,596)           (6,691,483)
                                              -----------         -------------
Net decrease .......................              (83,743)        $    (931,658)
                                              ===========         =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
March 3, 2000+ to November 30, 2000             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................            3,763,145         $  34,511,905
Automatic conversion of shares .....              100,671               867,432
                                              -----------         -------------
Total issued .......................            3,863,816            35,379,337
Shares redeemed ....................             (417,037)           (3,532,609)
                                              -----------         -------------
Net increase .......................            3,446,779         $  31,846,728
                                              ===========         =============
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


                                    12 & 13

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                Master Premier Growth Trust
                ====================================================================================================================
                                              Shares                                                                      Percent of
COUNTRY         Industries                     Held                       Common Stocks                          Value    Net Assets
====================================================================================================================================
Canada          Electronic Equipment &        32,000  +Celestica Inc.                                         $  1,600,000      1.2%
                Instruments
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in Canada                             1,600,000      1.2
====================================================================================================================================
Israel          Internet Software & Services  20,000  +Check Point Software Technologies Ltd.                    1,077,200      0.8
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in Israel                             1,077,200      0.8
====================================================================================================================================
Singapore       Electronic Equipment &       100,000  +Flextronics International Ltd.                            2,523,000      1.9
                Instruments
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in Singapore                          2,523,000      1.9
====================================================================================================================================
United States   Aerospace & Defense           19,000  +L-3 Communications Holdings, Inc.                         1,681,500      1.3
                --------------------------------------------------------------------------------------------------------------------
                Automobiles                  110,000   Harley-Davidson, Inc.                                     5,166,700      4.0
                --------------------------------------------------------------------------------------------------------------------
                Banks                         60,000   Washington Mutual, Inc.                                   2,137,200      1.6
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology                 60,000  +Enzon, Inc.                                               4,200,600      3.2
                                              65,000  +IDEC Pharmaceuticals Corporation                          4,004,000      3.1
                                              19,000  +Invitrogen Corporation                                    1,360,400      1.0
                                              55,000  +Millennium Pharmaceuticals, Inc.                          2,099,350      1.6
                                              60,000  +Protein Design Labs, Inc.                                 4,452,600      3.4
                                              80,000  +Tanox, Inc.                                               2,508,000      1.9
                                                                                                               -----------    ------
                                                                                                                18,624,950     14.2
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &          8,000  +Concord EFS, Inc.                                           405,520      0.3
                Supplies                      45,000   Paychex, Inc.                                             1,729,350      1.3
                                                                                                               -----------    ------
                                                                                                                 2,134,870      1.6
                --------------------------------------------------------------------------------------------------------------------
                Communications               100,000  +Cisco Systems, Inc.                                       1,926,000      1.5
                Equipment                     80,000  +Comverse Technology, Inc.                                 4,640,000      3.5
                                              10,000  +QUALCOMM Incorporated                                       607,300      0.5
                                                                                                               -----------    ------
                                                                                                                 7,173,300      5.5
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals       70,000  +EMC Corporation                                           2,212,000      1.7
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities            18,000  +Mirant Corporation                                          707,400      0.5
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment         119,000  +Thermo Electron Corporation                               3,321,290      2.5
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment &            15,000   Diamond Offshore Drilling, Inc.                             594,150      0.4
                Services                      25,000  +National-Oilwell, Inc.                                      862,500      0.7
                                                                                                               -----------    ------
                                                                                                                 1,456,650      1.1
                --------------------------------------------------------------------------------------------------------------------
                Food & Drug Retailing         55,000   Walgreen Co.                                              2,210,450      1.7
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &       47,600   Applera Corporation--Applied Biosystems Group             1,464,176      1.1
                Supplies                      83,000  +Waters Corporation                                        4,123,440      3.2
                                                                                                               -----------    ------
                                                                                                                 5,587,616      4.3
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &       13,000   Cardinal Health, Inc.                                       935,870      0.7
                Services                      50,000  +Caremark Rx, Inc.                                           814,000      0.6
                                                                                                               -----------    ------
                                                                                                                 1,749,870      1.3
                --------------------------------------------------------------------------------------------------------------------
                Internet Software &           46,000  +Netegrity, Inc.                                           1,556,640      1.2
                Services                      30,000  +VeriSign, Inc.                                            1,695,000      1.3
                                                                                                               -----------    ------
                                                                                                                 3,251,640      2.5
                --------------------------------------------------------------------------------------------------------------------
                Media                         13,000  +AOL Time Warner Inc.                                        678,990      0.5
                                              54,000  +TMP Worldwide Inc.                                        3,146,040      2.4
                                                                                                               -----------    ------
                                                                                                                 3,825,030      2.9
                --------------------------------------------------------------------------------------------------------------------
                Miscellaneous                 80,000  +Nasdaq-100 Shares (a)                                     3,578,400      2.7
                                              29,000   S&P 500 Depositary Receipts (b)                           3,652,550      2.8
                                                                                                               -----------    ------
                                                                                                                 7,230,950      5.5
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities               55,000   Enron Corp.                                               2,910,050      2.2
                --------------------------------------------------------------------------------------------------------------------
                Networking                    43,000  +Extreme Networks, Inc.                                    1,268,500      1.0
                Equipment                     55,000  +Juniper Networks, Inc.                                    2,339,150      1.8
                                                                                                               -----------    ------
                                                                                                                 3,607,650      2.8
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas                     37,500   EOG Resources, Inc.                                       1,683,375      1.3
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals               90,000  +IVAX Corporation                                          3,033,000      2.3
                                              80,000   Pfizer Inc.                                               3,431,200      2.6
                                                                                                               -----------    ------
                                                                                                                 6,464,200      4.9
                --------------------------------------------------------------------------------------------------------------------
                Semiconductor Equipment &     30,000  +Applied Micro Circuits Corporation                          542,100      0.4
                Products                      15,000  +Maxim Integrated Products, Inc.                             765,150      0.6
                                                                                                               -----------    ------
                                                                                                                 1,307,250      1.0
                --------------------------------------------------------------------------------------------------------------------
                Software                      60,000  +Amdocs Limited                                            3,708,000      2.8
                                             115,000  +BEA Systems, Inc                                          4,126,200      3.2
                                              90,000  +Informatica Corporation                                   1,683,000      1.3
                                              55,000  +Manugistics Group, Inc.                                   1,974,500      1.5
                                              20,000  +Mercury Interactive Corp.                                 1,183,600      0.9
                                              10,000  +Microsoft Corporation                                       691,700      0.5
                                              42,000  +Siebel Systems, Inc.                                      1,904,700      1.4
                                              63,000  +VERITAS Software Corporation                              4,152,330      3.2
                                                                                                               -----------    ------
                                                                                                                19,424,030     14.8
                --------------------------------------------------------------------------------------------------------------------
                Telecommunications            65,000  +CIENA Corporation                                         3,519,100      2.7
                Equipment                    110,000  +ONI Systems Corp.                                         3,411,100      2.6
                                              27,000   Scientific-Atlanta, Inc.                                  1,417,770      1.1
                                             187,000  +Sonus Networks, Inc.                                      4,815,250      3.7
                                                                                                               -----------    ------
                                                                                                                13,163,220     10.1
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in the United States                117,031,191     89.3
====================================================================================================================================
                                                       Total Investments in Common Stocks (Cost--$154,658,523) 122,231,391     93.2
====================================================================================================================================


                                    14 & 15

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                Master Premier Growth Trust(concluded)
                ====================================================================================================================
                                               Face                                                                       Percent of
                                              Amount               Short-Term Securities                         Value    Net Assets
====================================================================================================================================
                Commercial Paper*      US$ 5,000,000  Gannett Company, 3.95% due 6/12/2001                    $  4,993,965      3.8%
                                           4,212,000  General Motors Acceptance Corp., 4.19% due 6/01/2001       4,212,000      3.2
====================================================================================================================================
                                                      Total Investments in Short-Term Securities
                                                        (Cost--$9,205,965)                                       9,205,965      7.0
====================================================================================================================================
                Total Investments (Cost--$163,864,488)                                                         131,437,356    100.2

                Liabilities in Excess of Other Assets                                                             (311,625)    (0.2)
                                                                                                               -----------    -----
                Net Assets                                                                                    $131,125,731    100.0%
                                                                                                              ============    =====
====================================================================================================================================

  +  Non-income producing security.
(a) Represents ownership in the Nasdaq-100 Trust, a registered unit investment trust. The investment objective of the Nasdaq-100 Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the Nasdaq-100 Index.
(b) Represents ownership in SPDR Trust, a registered unit investment trust. The investment objective of the SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P 500 Index.
  * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.

     See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER PREMIER
GROWTH TRUST   As of May 31, 2001
=====================================================================================================
Assets:        Investments, at value (identified cost--$163,864,488)                    $ 131,437,356
               Cash ................................................                            2,362
               Receivables:
                Securities sold ....................................   $   1,834,082
                Contributions ......................................         326,433
                Dividends ..........................................          21,768        2,182,283
                                                                       -------------
               Prepaid expenses and other assets ...................                           60,774
                                                                                       --------------
               Total assets ........................................                      133,682,775
                                                                                       --------------
=====================================================================================================
Liabilities:   Payables:
                Securities purchased ...............................       2,112,458
                Withdrawals ........................................         351,962
                Investment adviser .................................          42,245        2,506,665
                                                                       -------------
               Accrued expenses and other liabilities ..............                           50,379
                                                                                       --------------
               Total liabilities ...................................                        2,557,044
                                                                                       --------------
=====================================================================================================
Net Assets:    Net assets ..........................................                    $ 131,125,731
                                                                                       ==============
=====================================================================================================
Net Assets     Partners' capital ...................................                    $ 163,552,863
Consist of:    Unrealized depreciation on investments--net .........                      (32,427,132)
                                                                                       --------------
               Net assets ..........................................                    $ 131,125,731
                                                                                       ==============
=====================================================================================================

See Notes to Financial Statements.


                                     16 & 17

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

STATEMENT OF OPERATIONS

MASTER PREMIER
GROWTH TRUST             For the Six Months Ended May 31, 2001
============================================================================================================
Investment               Interest and discount earned ........................                  $    416,262
Income:                  Dividends (net of $154 foreign withholding tax) .....                       123,947
                                                                                                ------------
                         Total income ........................................                       540,209
                                                                                                ------------
============================================================================================================
Expenses:                Investment advisory fees ............................   $    455,280
                         Accounting services .................................         52,493
                         Professional fees ...................................         28,028
                         Custodian fees ......................................         10,652
                         Trustees' fees and expenses .........................          7,756
                         Offering costs ......................................          3,806
                         Pricing fees ........................................            625
                         Other ...............................................          3,547
                                                                                 ------------
                         Total expenses ......................................                       562,187
                                                                                                ------------
                         Investment loss--net ................................                       (21,978)
                                                                                                ------------
============================================================================================================
Realized &               Realized loss on investments--net ...................                   (72,032,875)
Unrealized Gain (Loss)   Change in unrealized depreciation on investments--net                    17,555,443
On Investments--Net:                                                                            ------------
                         Net Decrease in Net Assets Resulting from Operations                   $(54,499,410)
                                                                                                ============
============================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 For the Six     For the Period
MASTER PREMIER                                                                  Months Ended     March 3, 2000+
GROWTH TRUST     Increase (Decrease) in Net Assets:                             May 31, 2001    to Nov. 30, 2000
================================================================================================================
Operations:      Investment income (loss)--net ...............................  $     (21,978)    $      35,932
                 Realized loss on investments--net ...........................    (72,032,875)      (43,858,203)
                 Change in unrealized depreciation on investments--net .......     17,555,443       (49,982,575)
                                                                                -------------     -------------
                 Net decrease in net assets resulting from operations ........    (54,499,410)      (93,804,846)
                                                                                -------------     -------------
================================================================================================================
Net Capital      Increase in net assets derived from net capital contributions      4,727,511       274,602,376
Contributions:                                                                  -------------     -------------
================================================================================================================
Net Assets:      Total increase (decrease) in net assets .....................    (49,771,899)      180,797,530
                 Beginning of period .........................................    180,897,630           100,100
                                                                                -------------     -------------
                 End of period ...............................................  $ 131,125,731     $ 180,897,630
                                                                                =============     =============
================================================================================================================

+  Commencement of operations.

   See Notes to Financial Statements.


                                    18 & 19

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

FINANCIAL HIGHLIGHTS

                                                                                    For the Six     For the Period
MASTER PREMIER      The following ratios have been derived from                    Months Ended     March 3, 2000+
GROWTH TRUST        information provided in the financial statements.              May 31, 2001    to Nov. 30, 2000
===================================================================================================================
Ratios to Average   Expenses ...............................                               .72%*               .85%*
Net Assets:                                                                       =============       =============
                    Investment income (loss)--net ..........                              (.03%)*              .02%*
                                                                                  =============       =============
===================================================================================================================
Supplemental        Net assets, end of period (in thousands)                      $     131,126       $     180,898
Data:                                                                             =============       =============
                    Portfolio turnover .....................                             54.52%              79.97%
                                                                                  =============       =============
===================================================================================================================

*  Annualized.
+  Commencement of operations.

   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER PREMIER GROWTH TRUST

1. Significant Accounting Policies:

Master Premier Growth Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters into such contracts.

o Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so


                                    20 & 21

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER PREMIER GROWTH TRUST

an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. The Trust will adopt the provisions to amortize all premiums and discounts on debt securities effective December 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of November 30, 2001.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust paid a monthly fee at an annual rate of .75% of the average daily value of the Trust's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

In addition, FAM received $3,225 in commissions on the execution of portfolio security transactions for the Trust for the six months ended May 31, 2001.

Prior to January 1, 2001, FAM provided accounting services to the Trust at its cost and the Trust reimbursed FAM for these services. FAM continues to provide certain accounting services to the Trust. The Trust reimburses FAM at its cost for such services. For the six months ended May 31, 2001, the Trust reimbursed FAM an aggregate of $14,259 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Trust. The Trust pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2001 were $105,130,113 and $76,020,575, respectively.

Net realized gains (losses) for the six months ended May 31, 2001 and net unrealized losses as of May 31, 2001 were as follows:

-------------------------------------------------------------------------------
                                                Realized           Unrealized
                                             Gains (Losses)          Losses
-------------------------------------------------------------------------------
Long-term investments ................        $(72,055,216)        $(32,427,132)
Short-term investments ...............               2,048                   --
Options purchased ....................               4,346                   --
Options written ......................              15,947                   --
                                              ------------         ------------
Total ................................        $(72,032,875)        $(32,427,132)
                                              ============         ============
-------------------------------------------------------------------------------

Transactions in call options written for the six months ended May 31, 2001 were as follows:

-------------------------------------------------------------------------------
                                                    Nominal Value
                                                      Covered by       Premiums
                                                    Written Options    Received
-------------------------------------------------------------------------------
Outstanding call options written at
beginning of period ............................       $     --        $     --
Options written ................................          6,300          17,963
Options closed .................................         (6,300)        (17,963)
                                                       --------        --------
Outstanding call options written at
end of period ..................................       $     --        $     --
                                                       ========        ========
-------------------------------------------------------------------------------

As of May 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $32,427,132, of which $7,670,325 related to appreciated securities and $40,097,457 related to depreciated securities. At May 31, 2001, the aggregate cost of investments for Federal income tax purposes was $163,864,488.

4. Short-Term Borrowings:

On December 1, 2000, the Trust, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the facility during the six months ended May 31, 2001.


                                    23 & 24

[LOGO] Merrill Lynch  Investment Managers

                     [GRAPHIC]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Premier Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper            #PREMIER--5/01